Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying Amount	58
Maximum potential future payments	14,838
Third-Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying Amount
Maximum potential future payments	10
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral held	4,649
Carrying Amount
Maximum potential future payments	4,514
Asset Sales [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying Amount	145
Maximum potential future payments	4,271
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral held	522
Carrying Amount	58
Maximum potential future payments	89,652
Contingent Consideration Arrangements [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying Amount	2
Maximum potential future payments	2
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral held	2,870
Carrying Amount
Maximum potential future payments	2,719
Minimum Revenue Guarantees [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying Amount	6
Maximum potential future payments	6
Other [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying Amount
Maximum potential future payments	$ 502